Income Taxes (Details) - Schedule of Change in the Valuation Allowance ¥ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2024 JPY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 JPY (¥)	Apr. 30, 2022 JPY (¥)
Schedule of Change in the Valuation Allowance [Abstract]
Valuation allowance at beginning of year	¥ 1,796,208	$ 11,402	¥ 1,047,918	¥ 639,291
Additions	935,743	5,939	1,116,131	517,831
Deductions	(178,360)	(1,132)	(367,841)	(109,204)
Valuation allowance at end of year	¥ 2,553,591	$ 16,209	¥ 1,796,208	¥ 1,047,918